Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2045 Fund	Dec. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,059
Expense Example, with Redemption, 10 Years	1,732
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	1,911
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	981
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	$ 1,503